Earnings (Loss) Per Common Share (Details) - shares		3 Months Ended	9 Months Ended
	Jul. 14, 2025	Sep. 30, 2025	Sep. 30, 2025	Jul. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings (Loss) Per Common Share
Potential common shares		1,000,000	1,000,000
Common stock shares issued	29,000,000
Equity awards outstanding				0	255,000	298,000
Affiliated Entity | Liberty Broadband
Earnings (Loss) Per Common Share
Aggregate number of shares	10,000
Series A GCI Group common stock
Earnings (Loss) Per Common Share
Common stock shares issued	3,650,938	3,650,938	3,650,938		0
Common stock shares outstanding	3,650,938	3,650,938	3,650,938		0
Series B GCI Group common stock
Earnings (Loss) Per Common Share
Common stock shares issued	400,806	400,806	400,806		0
Common stock shares outstanding	400,806	400,806	400,806		0
Series C GCI Group common stock
Earnings (Loss) Per Common Share
Common stock shares issued	24,646,041	24,646,095	24,646,095		0
Common stock shares outstanding	24,646,041	24,646,095	24,646,095		0